Marketable securities and other securities investments (Aggregate Cost, Gross Unrealized Gains and Losses and Fair Value of Marketable Securities and Other Securities Investments) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2020	Mar. 31, 2019
Gain (Loss) on Securities [Line Items]
Cost	¥ 5,550,145	¥ 6,126,708
Gross unrealized gains	205,911	87,428
Gross unrealized losses	25,508	74,101
Fair value	5,730,548	6,140,035
Public and Corporate Bonds
Gain (Loss) on Securities [Line Items]
Cost	5,237,131	5,837,423
Gross unrealized gains	196,260	82,022
Gross unrealized losses	22,092	73,256
Fair value	5,411,299	5,846,189
Other
Gain (Loss) on Securities [Line Items]
Cost	313,014	289,285
Gross unrealized gains	9,651	5,406
Gross unrealized losses	3,416	845
Fair value	319,249	293,846
Securities Not Practicable to Determine Fair Value [Member] | Public and Corporate Bonds
Gain (Loss) on Securities [Line Items]
Cost	¥ 36,551	¥ 32,922